Equity - Schedule of Shareholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Contributed capital account	$ 25,621,413	$ 26,503,103	$ 26,519,004
Net tax income account	4,840,176	4,548,882	4,111,601
Stockholders equity tax account	$ 30,461,589	$ 31,051,985	$ 30,630,605